Financial Instruments - Summary of sensitivity analysis for foreign exchange rates (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2020
USD [Member]
Sensitivity impact of foreign exchange rates on profit before tax [Line Items]
Percentage change in foreign exchange rate	1.00%
Euros [Member]
Sensitivity impact of foreign exchange rates on profit before tax [Line Items]
Percentage change in foreign exchange rate	1.00%